Significant Accounting Judgements, Estimates and Assumptions (Details) kr in Thousands	12 Months Ended
Dec. 31, 2021 SEK (kr)
Disclosure of detailed information about intangible assets [line items]
Goodwill	kr 37,227
Intangible assets	362,191
Vaccine Platforms
Disclosure of detailed information about intangible assets [line items]
Impairment loss	kr 27,975